Equity	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Equity
12. Equity
The capital of the Company is divided into Ordinary shares, preferred shares A, B and C respectively. The nominal value of each share is one eurocent (€0.01). Preferred shares A, B and C are convertible into Ordinary shares. All issued shares are fully paid.
Issued shares

	2020	2019
Preferred shares A	5,242,850	5,242,850
Preferred shares B	7,650,147	3,003,391
Preferred shares C	5,826,279	—
Ordinary shares	4,850,000	4,850,000
	23,569,276	13,096,241
The Company issued 4,646,756 preferred shares B and 5,826,279 preferred shares C in July 2020 and November 2020, with total proceeds of €35,032,758 and €67,482,121 respectively.
Holders of preferred shares A, B and C shall be entitled to a non-cumulative,
non-compounded
dividend of 8% per annum of aggregate subscription price paid on such preferred shares A, B and respectively, subject to appropriate adjustment in the event of any dividend, share split, combination or similar recapitalization with respect to such preferred shares. Dividend distribution is at discretion of the Board of the Group. No dividend was distributed in 2020 or in 2019.
Preferred shares A, B and C shares have an anti-dilution protection. In the event of an issue of shares to any person, at a price per such share which is lower than the applicable subscription price paid for the preferred shares A, preferred shares B or preferred shares C respectively then the Company shall issue, in accordance with applicable requirements to each of holder of preferred shares, such number of new shares, based upon a broad-based weighted average anti-dilution adjustment, which reduces the subscription price of the relevant preferred shares, to a weighted average price.
The anti-dilution protection is under the full control of the Company and does not affect the equity classification of the preferred shares A, preferred shares B and preferred shares C.
The following describes the nature and purpose of each reserve within equity:
Share premium
The amount subscribed for share capital in excess of nominal value.
Other reserves
Other reserves entirely consist of share-based payments reserve, which is used to recognize: the grant date fair value of options issued but not vested and the grant date fair value of RSUs issued to employees and consultants.